Needham Aggressive Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Aerospace & Defense - 2.8%
Astronics Corp. (a)	267,500	$6,465,475
DroneShield Ltd. (Australia) (a)	1,500,000	848,236
Electro Optic Systems Holdings Ltd. (Australia) (a)	2,850,000	2,332,883
Huntington Ingalls Industries, Inc.	44,500	9,079,780
		18,726,374

Building Products - 0.5%
Alpha Pro Tech, Ltd. (a)(e)	612,500	3,062,500

Chemicals - 3.7%
Aspen Aerogels, Inc. (a)	1,500,000	9,585,000
Core Molding Technologies, Inc. (a)	205,000	3,116,000
Ecovyst, Inc. (a)	920,000	5,704,000
Mativ Holdings, Inc.	155,000	965,650
Northern Technologies International Corp. (e)	525,500	5,470,455
		24,841,105

Commercial Services & Supplies - 1.2%
Clean Harbors, Inc. (a)	34,000	6,701,400
Quest Resource Holding Corp. (a)	406,023	1,055,660
		7,757,060

Communications Equipment - 0.9%
ADTRAN Holdings, Inc. (a)	125,000	1,090,000
Comtech Telecommunications Corp. (a)	1,432,000	2,291,200
KVH Industries, Inc. (a)	451,550	2,388,699
		5,769,899

Construction & Engineering - 5.4%
Centuri Holdings, Inc. (a)	325,000	5,326,750
Everus Construction Group, Inc. (a)	92,500	3,430,825
Matrix Service Co. (a)(e)	1,420,000	17,650,600
MDU Resources Group, Inc.	349,000	5,901,590
MYR Group, Inc. (a)	30,000	3,392,700
		35,702,465

Construction Materials - 1.4%
CRH PLC (Ireland)	28,000	2,463,160
Smith-Midland Corp. (a)	211,000	6,555,770
		9,018,930

Distributors - 0.2%
Educational Development Corp. (a)(e)	805,000	1,102,850

Diversified Consumer Services - 4.5%
Bright Horizons Family Solutions, Inc. (a)	95,000	12,068,800
KinderCare Learning Cos., Inc. (a)	36,250	420,138
Lincoln Educational Services Corp. (a)	605,000	9,601,350
Universal Technical Institute, Inc. (a)	306,000	7,858,080
		29,948,368

Electrical Equipment - 11.5%
Hammond Power Solutions, Inc. (Canada)	188,100	9,947,125
nVent Electric PLC (Ireland)	107,500	5,635,150
Thermon Group Holdings, Inc. (a)	642,500	17,893,625
Vertiv Holdings Co. - Class A	260,500	18,808,100
Vicor Corp. (a)	514,000	24,044,920
		76,328,920

Electronic Equipment, Instruments & Components - 13.9%
Arlo Technologies, Inc. (a)	1,297,500	12,806,325
Blackline Safety Corp. (Canada) (a)	1,205,000	5,400,959
Cognex Corp.	108,000	3,221,640
FARO Technologies, Inc. (a)(e)	965,000	26,344,500
Luna Innovations, Inc. (a)	1,175,000	799,000
nLight, Inc. (a)	1,648,750	12,810,787
Vishay Intertechnology, Inc.	1,042,500	16,575,750
Vishay Precision Group, Inc. (a)	587,500	14,152,875
		92,111,836

Energy Equipment & Services - 0.4%
Energy Services of America Corp.	100,000	945,000
TETRA Technologies, Inc. (a)	465,000	1,562,400
		2,507,400

Food Products - 2.3%
Vital Farms, Inc. (a)	505,000	15,387,350

Health Care Equipment & Supplies - 0.9%
LeMaitre Vascular, Inc.	38,500	3,230,150
Precision Optics Corp, Inc. (a)(e)	700,000	2,905,000
		6,135,150

Health Care Providers & Services - 0.5%
Labcorp Holdings, Inc.	12,300	2,862,702
Quest Diagnostics, Inc.	3,000	507,600
		3,370,302

Hotels, Restaurants & Leisure - 3.5%
Genius Sports Ltd. (Guernsey) (a)	2,335,000	23,373,350

Household Products - 3.9%
Oil-Dri Corp. of America (e)	561,500	25,784,080

Insurance - 1.0%
Markel Group, Inc. (a)	3,450	6,450,155

Interactive Media & Services - 0.0%(b)
Illumin Holdings, Inc. (Canada) (a)	150,000	223,064

IT Services - 5.8%
Akamai Technologies, Inc. (a)(d)	116,000	9,338,000
Applied Digital Corp. (a)	75,000	421,500
Research Solutions, Inc. (a)(e)	2,930,000	7,618,000
Unisys Corp. (a)(e)	4,568,000	20,967,120
		38,344,620

Life Sciences Tools & Services - 0.9%
Bruker Corp.	143,500	5,989,690
CryoPort, Inc. (a)	47,500	288,800
		6,278,490

Machinery - 0.9%
Gorman-Rupp Co.	138,500	4,861,350
Somero Enterprises, Inc.	266,300	884,066
Westinghouse Air Brake Technologies Corp.	3,000	544,050
		6,289,466

Media - 0.1%
The Trade Desk, Inc. - Class A (a)	17,000	930,240

Professional Services - 7.3%
Asure Software, Inc. (a)(e)	2,495,000	23,827,250
CRA International, Inc.	83,250	14,418,900
Jacobs Solutions, Inc.	15,000	1,813,350
Parsons Corp. (a)	137,500	8,141,375
		48,200,875

Semiconductors & Semiconductor Equipment - 11.0%
ASML Holding NV (Netherlands)	3,000	1,987,890
Camtek Ltd. (Israel)	30,000	1,758,900
Entegris, Inc.	64,500	5,642,460
FormFactor, Inc. (a)	250,000	7,072,500
MKS Instruments, Inc.	46,500	3,726,975
Nova, Ltd. (Israel) (a)	63,250	11,658,873
PDF Solutions, Inc. (a)	1,235,000	23,600,850
Photronics, Inc. (a)	300,000	6,228,000
SiTime Corp. (a)	9,500	1,452,265
Teradyne, Inc.	22,500	1,858,500
Veeco Instruments, Inc. (a)	411,000	8,252,880
		73,240,093

Software - 5.2%
Aptitude Software Group PLC (United Kingdom)	30,000	107,345
Arteris, Inc. (a)(e)	2,402,500	16,601,275
Bentley Systems, Inc. - Class B	42,500	1,671,950
Klaviyo, Inc. - Class A (a)	195,000	5,900,700
Logility Supply Chain Solutions, Inc. - Class A	460,000	6,559,600
Thinkific Labs, Inc. (Canada) (a)(e)	2,000,000	3,613,495
		34,454,365

Specialty Retail - 3.1%
CarMax, Inc. (a)	67,500	5,259,600
ThredUp, Inc. - Class A (a)(e)	6,350,000	15,303,500
		20,563,100

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	13,800	3,065,394
Pure Storage, Inc. - Class A (a)	10,000	442,700
Super Micro Computer, Inc. (a)(d)	810,000	27,734,400
		31,242,494

Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	119,500	4,887,550

Trading Companies & Distributors - 0.5%
Transcat, Inc. (a)	40,000	2,978,000
TOTAL COMMON STOCKS (Cost $603,965,323)		655,010,451

REAL ESTATE INVESTMENT TRUSTS - 0.7%	Shares	Value
Specialized REITs - 0.7%
Equinix, Inc.	5,650	4,606,727
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,979,942)		4,606,727

SHORT-TERM INVESTMENTS - 0.9%		Value
Money Market Funds - 0.9%	Shares
Dreyfus Treasury Securities Cash Management - Class Institutional, 4.17% (c)	6,304,952	6,304,952
TOTAL SHORT-TERM INVESTMENTS (Cost $6,304,952)		6,304,952

TOTAL INVESTMENTS - 100.3% (Cost $613,250,217)		665,922,130
Liabilities in Excess of Other Assets - (0.3)%		(1,829,435)
TOTAL NET ASSETS - 100.0%		$664,092,695
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c) (d) (e)
The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
Security position is either entirely or partially held in a segregated account. The aggregated total market value as of March 31, 2025 is $996,600.
Affiliated company as defined by the Investment Company Act of 1940.

Allocation of Portfolio Holdings by Country as of March 31, 2025
(% of Investments)
United States^	$596,571,700	89.6%
Guernsey	23,373,350	3.5
Canada	19,184,643	2.9
Israel	13,417,773	2.0
Ireland	8,098,310	1.2
Australia	3,181,119	0.5
Netherlands	1,987,890	0.3
United Kingdom	107,345	0.0
	$665,922,130	100.0%
^ United States allocation include Short-Term Investment-Money Market Fund of 0.9%.